Expense Example, No Redemption - Capital Group New Geography Equity ETF - Share Class	Aug. 06, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	$ 798